Document And Entity Information	3 Months Ended
	Mar. 31, 2014	Apr. 21, 2014
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q1
Entity Registrant Name	Ensco plc
Entity Central Index Key	0000314808
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Shares, Shares Outstanding		233,662,387